Eaton Vance
Maryland Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$ 1,012,270
		$ 1,012,270
Education — 9.5%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,060,400
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 1.80%, 4/1/35(1)	1,500	1,500,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	377,430
5.00%, 6/1/32	495	524,675
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	957,620
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,051,611
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/52	1,000	931,840
5.00%, 6/1/29	125	139,619
University System of Maryland, 4.00%, 4/1/34	1,000	1,025,490
		$ 7,568,685
Escrowed/Prerefunded — 1.3%
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	$1,000	$ 1,045,740
		$ 1,045,740
General Obligations — 31.5%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$ 1,086,870
5.00%, 10/1/44	1,000	1,092,290
Baltimore County, MD:
4.00%, 3/1/40	1,000	1,012,630
5.00%, 11/1/31	1,000	1,144,680
Baltimore, MD:
4.00%, 10/15/25	1,350	1,351,444
5.00%, 10/15/26	275	298,713
Caroline County, MD, 3.00%, 1/15/37	1,335	1,186,962
Charles County, MD:
4.25%, 10/1/47	1,000	1,025,160
5.00%, 10/1/25	1,000	1,065,910
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Frederick County, MD:
5.00%, 8/1/24	$1,000	$ 1,039,050
5.00%, 10/1/28	2,300	2,594,699
5.00%, 8/1/31	675	795,272
Howard County, MD, 4.00%, 8/15/36	1,000	1,037,260
Montgomery County, MD:
4.00%, 11/1/33	1,065	1,131,776
5.00%, 8/1/23	2,000	2,033,240
Prince George's County, MD:
5.00%, 7/1/23	1,500	1,521,585
5.00%, 7/1/26	2,000	2,163,660
Puerto Rico, 5.625%, 7/1/29	1,000	1,025,050
Talbot County, MD, 5.00%, 1/1/37	1,380	1,571,723
Worcester County, MD, 4.00%, 8/1/33	1,000	1,051,220
		$25,229,194
Hospital — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$ 191,790
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	1,000	1,052,190
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	458,240
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,035,940
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,039,780
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	459,020
5.00%, 4/15/32	275	299,519
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,018,610
		$ 5,555,089
Housing — 12.6%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,050,310
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	816,620
Maryland Community Development Administration, Social Bonds:
1.40%, 9/1/28	1,010	896,799
1.65%, 9/1/29	805	709,978

Eaton Vance
Maryland Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration, Social Bonds: (continued)
1.80%, 9/1/30	$630	$ 548,094
(FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,036,150
(FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53(2)	1,000	1,086,870
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	263,576
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	150	146,651
5.625%, 7/1/43	500	531,360
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	971,720
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	174,772
2.00%, 1/1/32	200	172,580
2.05%, 7/1/32	200	171,108
2.10%, 1/1/33	220	185,750
2.125%, 7/1/33	220	184,257
(FHLMC), (FNMA), (GNMA), (LOC: TD Bank, N.A.), 1.90%, 1/1/49(1)	1,120	1,120,000
		$10,066,595
Industrial Development Revenue — 0.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$295	$ 287,684
		$ 287,684
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$ 135,903
		$ 135,903
Insured - Escrowed/Prerefunded — 2.7%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,080	$ 2,196,875
		$ 2,196,875
Insured - Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,307,786
		$ 3,307,786
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.6%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$500	$ 494,945
		$ 494,945
Senior Living/Life Care — 6.2%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 889,320
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	990,310
4.00%, 1/1/40	105	103,460
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,050	1,022,700
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	507,680
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	924,570
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	500	558,740
		$ 4,996,780
Special Tax Revenue — 2.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 300,813
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(3)	1,000	765,380
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	268,032
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	474,405
		$ 1,808,630
Transportation — 8.7%
Maryland Department of Transportation, (Baltimore/Washington International Thurgood Marshall Airport), (AMT), 5.00%, 8/1/29	$520	$ 559,983
Maryland Economic Development Corp., (Purple Line Light Rail), Green Bonds, (AMT), 5.00%, 11/12/28	500	524,045
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	252,618
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	526,335
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	926,720
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	980,640
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/40	750	714,922
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/31	1,000	1,090,910
Green Bonds, 5.00%, 7/15/46	1,250	1,347,125
		$ 6,923,298

Eaton Vance
Maryland Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.5%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/30	$500	$ 571,080
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	1,010	1,033,018
4.00%, 7/1/38	445	453,437
4.00%, 7/1/39	455	462,057
Washington Suburban Sanitary District, MD, 5.00%, 6/15/30	1,000	1,104,450
		$ 3,624,042
Total Tax-Exempt Municipal Obligations (identified cost $77,933,324)		$74,253,516

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.0%
Maryland, 0.41%, 8/1/23	$2,000	$ 1,945,260
Watertown, CT:
2.05%, 10/15/31	305	245,293
2.50%, 10/15/36	275	204,655
		$ 2,395,208
Hospital — 2.0%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 921,460
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	710,320
		$ 1,631,780
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 254,499
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage): (continued)
2.593%, 8/1/27	$260	$ 235,947
		$ 490,446
Total Taxable Municipal Obligations (identified cost $5,061,160)		$ 4,517,434
Total Investments — 98.4% (identified cost $82,994,484)		$78,770,950
Other Assets, Less Liabilities — 1.6%		$ 1,256,375
Net Assets — 100.0%		$80,027,325
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2022.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $1,353,877 or 1.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit

Eaton Vance
Maryland Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$74,253,516	$ —	$74,253,516
Taxable Municipal Obligations	—	4,517,434	—	4,517,434
Total Investments	$ —	$78,770,950	$ —	$78,770,950
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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